Related party transactions (Details) (USD $)	0 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	May 01, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Dec. 21, 2012	Dec. 21, 2012 Common Class B [Member]	Sep. 30, 2013 Affiliated Entity [Member] Ocwen Financial Corporation [Member] Loan portfolio expense [Member] Mortgage loan servicing costs [Member]	Sep. 30, 2013 Affiliated Entity [Member] Ocwen Financial Corporation [Member] Loan portfolio expense [Member] Mortgage loan servicing costs [Member]	Sep. 30, 2013 Affiliated Entity [Member] Altisource Portfolio Solutions [Member] Related party general and administrative expense [Member] Residential rental property operating expenses [Member]	Sep. 30, 2013 Affiliated Entity [Member] Altisource Portfolio Solutions [Member] Related party general and administrative expense [Member] Residential rental property operating expenses [Member]	Sep. 30, 2013 Affiliated Entity [Member] Altisource Portfolio Solutions [Member] Related party general and administrative expense [Member] Due diligence costs [Member]	Sep. 30, 2013 Affiliated Entity [Member] Altisource Portfolio Solutions [Member] Related party general and administrative expense [Member] Due diligence costs [Member]	Sep. 30, 2013 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Expense reimbursements [Member]	Dec. 31, 2012 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Expense reimbursements [Member]	Sep. 30, 2013 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Expense reimbursements [Member]	Sep. 30, 2013 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Management incentive fees [Member]	Sep. 30, 2013 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Management incentive fees [Member]	Sep. 30, 2013 Mortgage loans on real estate, Pool one [Member] Loans receivable [Member] Residential mortgage [Member] Ocwen Financial Corporation [Member] Acquisition of nonperforming loans [Member]
Related party transaction [Line Items]
Loans acquired from related party, aggregate collateral fair value																		$ 94,000,000
Loans acquired from related party, aggregate purchase price																		64,400,000
Compensation Costs														34,000
Other														8,000
Related party expenses							2,134,000	3,335,000	138,000	246,000	651,000	1,004,000	1,307,000	42,000	3,371,000	51,000	51,000
Book value per share					$ 12.74
Sale of Stock, Number of Shares Issued in Transaction	17,250,000					7,800,000
Proceeds from Issuance of Common Stock	$ 309,500,000	$ 500,000	$ 100,000,000	$ 323,619,000		$ 100,000,000
Ownership interest in operating partnerhip			100.00%	100.00%	100.00%